NOTE 3 - LEASES	Dec. 31, 2022
Notes
NOTE 3 - LEASES

NOTE 3 – LEASES

The Company adopted ASU 2016-02 Leases (Topic 842) effective January 1, 2022.  The Company does not have any leases to which this standard applies.

The Company has a month-to-month lease for executive office-sharing space.  This lease is month to month at $113 per month.  This amount is shown in the Statement of Operations as General and administrative expense.